SECURITIZED VACATION OWNERSHIP DEBT (Tables)	12 Months Ended
Dec. 31, 2017
SECURITIZED VACATION OWNERSHIP DEBT
Schedule of securitized vacation ownership debt

Securitized vacation ownership debt consisted of the following (in millions):

	December 31,	December 31,
	2017	2016
2011 securitization, interest rates ranging from 3.67% to 4.82%, maturing 2026	$—	$44
2012 securitization, interest rates ranging from 2.00% to 2.76%, maturing 2023	33	46
2016 securitization, interest rates ranging from 2.54% to 2.74%, maturing 2026	244	345
2017 securitization, interest rates ranging from 2.33% to 2.93%, maturing 2029	305	—
Unamortized debt issuance costs (2016 & 2017 securitization)	(7)	(5)
Total securitized vacation ownership debt, net of debt issuance costs	$575	$430